Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Taxation

	Six Months Ended June 30,
	2026	2025
	$	$
Reconciliation of the tax expense
(Loss) / income for the period before tax	(7,034,206)	2,065,048
Income before tax multiplied by the standard rate of corporation tax in the Isle of Man of 0% (2025: 0%)	-	-

Effects of:
Other permanent differences	309,258	373,873
Movement in deferred tax not recognized	1,060,883	1,316,755
Adjustment in respect of prior periods	58,504	-
Difference in overseas tax rates	(1,536,913)	(1,871,444)
Total	(108,268)	(180,816)

Schedule of Unrecognized Deferred Tax Assets
The following table summarizes the components of deferred tax:

	June 30, 2026	December 31, 2025
	$	$
Short term timing differences	-	29,650
Accelerated capital allowances	(618,385)	(659,596)
Tax losses	484,797	321,635
ROU liabilities	(61,893)	4,562
Net deferred tax liability	(195,481)	(303,749)
Unused tax losses and temporary differences for which no deferred tax asset has been recognized are as follows:

	June 30, 2026	December 31, 2025 (As restated)[1]
	$	$
Accelerated capital deductions	4,357	1,254
Short term timing differences	242,463	293,196
Pre-trading tax losses	5,898,610	5,645,504
Trading tax losses	48,066,715	44,394,169
Total gross unused tax losses and temporary differences	54,212,145	50,334,123
1As at December 31, 2025 the audited consolidated financial statements previously disclosed gross unused tax losses and temporary differences of $98.96 million, comprised of the following components: Accelerated capital deductions of $(50.49) million, pre-trading capital expenses $50.97 million and pre-trading tax losses $98.49 million. The amount previously disclosed has been restated for the following reasons: